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                                   FORM 13F

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [_]; Amendment Number: __________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Battery Partners VIII, LLC

Address: 930 Winter Street, Waltham, Massachusetts 02451


Form 13F File Number: 28-____________________

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Chris Schiavo

Title: Chief Financial Officer

Phone: 781.478.6600

Signature, Place, and Date of Signing:

/s/ Chris Schiavo    Waltham, Massachusetts    January 31, 2013
------------------   -----------------------   -----------------
   [Signature]           [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number       Name:

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:   $198,622
                                         (thousands)

List of Other Included Managers:

    No.    Form 13F File Number         Name

    1      28-____________________      Battery Partners VIII Side Fund, LLC

                          FORM 13F INFORMATION TABLE

COLUMN 1                COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
--------                -------- --------- -------- ---------------------- ---------- -------- ---------------------
                                                                                                 VOTING AUTHORITY
NAME OF                 TITLE OF            VALUE    SHRS OR  SH/          INVESTMENT  OTHER   ---------------------
ISSUER                   CLASS    CUSIP    (X$1000)  PRN AMT  PRN PUT/CALL DISCRETION MANAGER    SOLE    SHARED NONE
-------                 -------- --------- -------- --------- --- -------- ---------- -------- --------- ------ ----
Bazaarvoice Inc........   Com    073271108  54,390  5,817,151 SH              SOLE             5,817,151
ExactTarget Inc........   Com    30064K105  45,120  2,255,992 SH              SOLE             2,255,992
ExactTarget Inc........   Com    30064K105  45,120  2,255,992 SH             OTHER       1     2,255,992
Guidewire Software Inc.   Com    40171V100  53,992  1,816,705 SH              SOLE             1,816,705